Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net Loss	$ (2,541)	$ (3,939)	$ (19,748)	$ (15,226)
Adjustments for:
Depreciation and amortization	358	277	1,024	830
Equity-settled share-based payment	15,417	7,144	37,797	18,980
Finance costs	(162)	(65)	38	152
Change in fair value of warrants liability	129	(78)	600	4
Changes in operating asset and liabilities:
Funds held in restricted escrow account			(9,250)
Trade receivables	1,326	(614)	(10,864)	(992)
Other receivables	13	(23)	20	(1)
Prepaid expenses and deposits	(850)	(266)	(259)	(796)
Accounts payable	(63)	(493)	562	179
Accrued liabilities	(2,638)	2,654	17,617	12,068
Customer deposits	(5,608)	(13,247)	14,568	8,852
Contingent consideration				(600)
Other payables	1,815	718	12,541	1,388
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	7,196	(7,932)	44,646	24,838
INVESTING ACTIVITIES
Purchase of property and equipment	(367)	(197)	(964)	(448)
Purchase of financial assets	(102)	(3,037)	(1,815)	(6,766)
Sale of financial assets	1,014	1,001	6,766	845
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	545	(2,233)	3,987	(6,369)
FINANCING ACTIVITIES
Purchase of common shares for Restricted Share Unit (RSU) Plan	(15,110)	(350)	(30,336)	(1,761)
Payment of employee taxes on certain share-based arrangements	(736)		(1,477)
Proceeds from exercise of stock options	1,994	380	5,617	592
Distribution to non-controlling interest	(119)	(303)	(171)	(303)
NET CASH USED IN FINANCING ACTIVITIES	(13,971)	(273)	(26,367)	(1,472)
Net change in cash, cash equivalents and restricted cash	(6,230)	(11,439)	22,266	16,997
Cash, cash equivalents and restricted cash, beginning of period	56,440	46,745	27,655	18,327
Effect of foreign exchange rate changes on cash and cash equivalents	(82)	33	207	15
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	50,128	35,339	50,128	35,339
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Warrants exercised	$ 485		$ 862